INCOME TAXES - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Deferred revenue	¥ 8,105	¥ 10,783
Accrued expenses and other liabilities	11,181	15,402
Fair value changes	17,350	17,556
Allowance for uncollectible receivables	121,080	113,836
Advertising expenses in excess of deduction limit	2,068
Valuation allowance	(38,545)	(40,567)
Total	121,239	117,010
Deferred tax liabilities:
Contract assets, net	162,767	105,252
Contract cost	10	188
Intangible assets	7,123	7,123
Total	169,900	112,563
Net deferred tax liabilities	(48,661)
Net deferred tax assets		4,447
Valuation allowance	¥ 38,545	40,567
Foreign invested enterprise tax withholding rate	10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate	25.00%
Reduced withholding tax rate for qualified tax residents	5.00%
Percentage of semi annual dividends	15.00%
Undistributed earnings of the company's PRC subsidiaries and the consolidated VIEs	¥ 3,690,000	¥ 4,594,000
Provision for PRC dividend withholding tax	¥ 0